Mezzanine Equity (Details) $ / shares in Units, $ in Thousands					12 Months Ended
		Jan. 29, 2024 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)
Temporary Equity [Line Items]
Shares issued value		$ 14,104
Investment price annualized return percent					7.50%
Price per share (in Dollars per share) | $ / shares		$ 4
Net proceeds from IPO					$ 4,305
Mezzanine equity total amount		$ 14,104,236
Redeemable ordinary shares (in Shares) | shares		10,526,300			10,526,300	[1]	10,526,300	[1]
Transfer of mezzanine equity					$ 14,104
Transfer of Mezzanine equity	[1]						$ 14,104
Xinyu High-Tech Investment Co Ltd [Member]
Temporary Equity [Line Items]
Issuance of new shares (in Shares) | shares			105,263	105,263
Shares split and re-designated (in Shares) | shares			10,526,300	10,526,300
Shares issued value			$ 14,104	¥ 100,000
Common Class A [Member]
Temporary Equity [Line Items]
Issuance of new shares (in Shares) | shares		1,250,000
Price per share (in Dollars per share) | $ / shares		$ 4
Net proceeds from IPO		$ 4,305
Redeemable ordinary shares (in Shares) | shares		10,526,300			10,526,300		10,526,300
Transfer of mezzanine equity		$ 14,103

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.